Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents

	2025		2024
Cash and bank accounts	Ps.	2,538,819	Ps.	3,905,893
Highly liquid investments (1)		25,068,425		42,287,280
Total cash and cash equivalents	Ps.	27,607,244	Ps.	46,193,173

(1)Highly liquid investments with an original maturity of three months or less at the date of acquisition.